REVERSE RECAPITALIZATION AND BUSINESS COMBINATION - Business combination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Contingent consideration		$ 4,044
Optile
Business Acquisition [Line Items]
Revalued contingent consideration Fair Value	$ 2,580
Fair value of contingent consideration		$ 4,044
Contingent consideration Resulting benefit	$ 1,464
Deferred consideration related to acquisition of Optile (in shares)	279,206
Acquisition related deferred consideration, Remaining shares to be issued	0